Income Taxes (Tables)		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities at December 31, 2020 and 2019 are as follows:

	2020	2019
Net Operating Loss Carryforward	$886,761	$693,925,
Valuation allowance	(886,761)	$(693,925)
Net Deferred Tax Asset	$-	$-

The significant components of deferred income tax assets and liabilities on September 30, 2021, and 2020 are as follows:

	2021	2020
Net Operating Loss Carryforward	$2,685,827	$799,762

Valuation allowance	(2,685,827)	$(799,762)

Net Deferred Tax Asset	$-	$-

Schedule of Components of Income Tax Expense
	2020	2019
Income tax recovery at statutory rate	$202,836	$237,461
Valuation allowance change	(202,836)	$(237,461)
Provision for income taxes	$-	$-

	2021	2020
Income tax recovery at the statutory rate	$(1,103,684)	$(115,837)

Valuation allowance change	1,103,684	$115,837

Provision for income taxes	$-	$-